Financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 14,459	$ 12,896
Fair Value through Profit and Loss (Investment in Rioglass)	0	2,687
Derivative assets (Note 9)	2,093	1,099
Other receivable accounts at amortized cost	67,868	73,072
Total non-current financial investments	84,420	89,754
Contracted concessional financial assets	178,601	178,198
Derivative assets (Note 9)	1,236	460
Other receivable accounts at amortized cost	16,916	21,426
Total current financial investments	$ 196,753	$ 200,084